Non-current assets held for sale and discontinued operations - Profit and loss (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 30, 2019	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Profit (loss) [abstract]
Sales		$ 1,144,434	$ 1,615,222		$ 2,242,002	[1]
Cost of sales		(835,486)	(1,214,397)		(1,446,677)	[1]
Other operating income		33,627	54,213		45,844	[1]
Staff costs		(214,782)	(285,029)		(338,862)	[1]
Other operating expense		(132,059)	(225,705)		(277,560)	[1]
Depreciation and amortization charges, operating allowances and write-downs		(108,189)	(120,194)		(113,837)	[1]
Operating (loss) profit		(184,350)	(355,586)		99,074	[1]
(Loss) profit before tax		(222,420)	(411,818)		35,568	[1]
Gain on sale of discontinued operation		(5,399)	85,101	[2]
(Loss) profit after taxes from discontinued operations		(5,399)	84,637		9,464	[1]
Spanish Hydroelectric Business, Disposal Group And Discontinued Operation
Profit (loss) [abstract]
Sales			13,164		32,035
Cost of sales			(271)		(677)
Other operating income			365		193
Staff costs			(1,450)		(2,201)
Other operating expense			(1,995)		(6,370)
Depreciation and amortization charges, operating allowances and write-downs			(2,830)		(5,300)
Operating (loss) profit			6,983		17,680
Net finance expense			(6,433)		(4,440)
(Loss) profit before tax			550		13,240
Income tax expense			(1,015)		(3,776)
Gain on sale of discontinued operation	$ 85,102	(5,399)	85,102
(Loss) profit after taxes from discontinued operations		$ (5,399)	$ 84,637		$ 9,464

[1]	The amounts for prior periods have been restated to reclassify the results of the Company´s Spanish hydroelectric assets within profit (loss) from discontinued operations (see Note 29).
[2]	While in previous periods Ferroglobe presented interest paid as cash flows from operating activities, management deems interest paid as among activities that alter the borrowing structure of the Company and therefore most appropriately presented as among financing activities. This change allows for a fairer presentation of cash flow to users of the financial statements. Previous periods have been restated in order to show interest paid as net cash used in financing activities.